Related party transactions - Schedule of key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries, benefits, bonuses and consulting fees	$ 4,836,192	$ 1,814,115
Share-based payments	12,476,385	3,215,401
Total	$ 17,312,577	$ 5,029,516